Goodwill and Other Intangible Assets - Changes In The Carrying Amount Of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 6,022	$ 5,814
Acquisitions	1,512	17
Divestitures and other reductions		(9)
Foreign currency translation	(88)	200
Ending balance	7,446	6,022
Investment Servicing
Goodwill [Roll Forward]
Beginning balance	5,752	5,550
Acquisitions	1,512	17
Divestitures and other reductions		(9)
Foreign currency translation	(84)	194
Ending balance	7,180	5,752
Investment Management
Goodwill [Roll Forward]
Beginning balance	270	264
Acquisitions	0	0
Divestitures and other reductions		0
Foreign currency translation	(4)	6
Ending balance	$ 266	$ 270